Condensed financial information of the parent company -Statements of Cash Flows (Details) - USD ($)	1 Months Ended	6 Months Ended
	Feb. 28, 2022	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net (loss) income		$ (586,939)	$ 1,361,939
Share-based compensation		2,000,000	805,410
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Other current assets		9,203,508	39,397
Other current liabilities		(35,704)	(636,270)
Net cash provided by operating activities		6,374,344	9,725,259
Net cash used in financing activities
Net proceeds from issuance of ordinary shares	$ 6,000,000
Advances from related parties			302,793
Net cash provided by financing activities		5,895,519	6,843,663
Net (decrease) increase in cash and restricted cash		(43,989,573)	13,879,666
Cash and restricted cash, beginning of year		59,262,514	2,165,151
Cash and restricted cash, end of year		15,272,941	16,044,817
FAMI | Reportable legal entity
Cash flows from operating activities
Net (loss) income		(2,531,742)	(1,267,914)
Share-based compensation		2,000,000	805,410
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in earnings of subsidiary		(1,944,804)	(2,630,530)
Other current assets		(316,697)	(1,446)
Other current liabilities			(36,929)
Net cash provided by operating activities		1,096,365	2,129,651
Net cash used in financing activities
Investing in subsidiaries		(7,556,548)	(8,546,149)
Net proceeds from issuance of ordinary shares		6,000,000	6,709,040
Advances from related parties			294,325
Repayment of advances from related parties		(54,600)
Net cash provided by financing activities		(1,611,148)	(1,542,784)
Net (decrease) increase in cash and restricted cash		(514,783)	586,867
Cash and restricted cash, beginning of year		522,915	2,122
Cash and restricted cash, end of year		$ 8,132	$ 588,989